Stock-based Compensation (Performance Share Unit Plan) (Details) - Performance Share Unit Plan - Employee - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance	1,381,100
Share Unit Plans: Granted including DRIP	271,185
Share Unit Plans: Exercised	(445,066)
Share Unit Plans: Forfeited	(80,690)
Share Unit Plans: Outstanding and exercisable, Ending Balance	1,126,529
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance	$ 45.37
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP	53.14
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised	45.41
Share Unit Plans: Weighted Average Grant Date Fair Value: Forfeited	46.25
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance	$ 47.16
Share Unit Plans: Aggregate intrinsic value
Share Unit Plans: Aggregate intrinsic value	$ 68.0	$ 88.0